INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 457,955	$ 448,965	$ 217,105
Less amortization	(62,073)	(55,819)	(32,772)
Intangible assets, net	395,882	393,146	184,333
HDR [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	155,045	146,706	130,432
SRIO [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	102,910	102,259	86,673
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 200,000	$ 200,000